Marketable Securities, at Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of Realized Gain (Loss) on Available-for-sale Securities
Realized gains (losses) are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Realized gain on sale of securities	—	—	8
Realized loss on sale of securities	—	—	—
Net realized gain (loss) on sale of securities	—	—	8

Schedule of Available-for-sale Securities Reconciliation
The amortized cost, gross unrealized gain, gross unrealized loss and fair values for available-for-sale securities by major security type are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Mutual Funds
Cost basis	53	64
Gross unrealized gain	—	—
Gross unrealized loss	—	—
Fair value	53	64